Condensed Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Sales	$ 547,085	$ 221,847	$ 1,048,418	$ 309,367	$ 987,431	$ 571,945
Cost of Sales	384,073	59,825	637,236	89,125	402,665	388,756
Gross Margin	163,012	162,022	411,182	220,242	584,766	183,189
Operating expenses
Sales and marketing	427,325	435,294	969,984	880,817	1,989,837	1,188,207
Research and development	679,049	715,400	1,355,792	1,401,309	2,825,200	2,663,146
General and administrative	931,477	1,505,528	1,910,956	2,133,134	3,585,484	3,346,230
Share-based compensation expense	439,328	762,208	1,034,740	1,013,256	1,540,580	1,001,950
Amortization	69,315	76,985	140,368	169,934	323,905	550,080
Depreciation	16,626	23,820	34,221	48,372	89,026	79,868
Total operating expenses	2,563,120	3,519,235	5,446,061	5,646,822	10,354,032	8,829,481
Other (income) expenses
Foreign exchange	(27,872)	15,595	(69,006)	114,156	102,999	71,573
Accretion expense	1,970,167	74,073	2,104,418	74,073	1,937,308	0
Fair value adjustment	(382,010)	0	(337,923)	0
Interest expense					1,297,205	43,735
Share premium					1,249,994	0
(Gain) loss on mark to market revaluation	0	0	(2,048,697)	0	376,674	0
Other (income) expense	22,712	168,480	60,132	241,068	(107,656)	(692,198)
Total other expenses (income)	1,582,997	258,148	(291,076)	429,297	4,856,524	(576,890)
Net loss and comprehensive loss for the period	$ (3,983,105)	$ (3,615,361)	$ (4,743,803)	$ (5,855,877)	$ (14,625,790)	$ (8,069,402)
Loss per share - basic and diluted	$ (1.62)	$ (5.33)	$ (2.02)	$ (8.84)	$ (21.73)	$ (13.19)
Loss per share - diluted	$ (1.62)	$ (5.33)	$ (2.02)	$ (8.84)	$ (21.73)	$ (13.19)
Weighted average number of shares outstanding – basic	2,459,169	678,631	2,351,587	662,237
Weighted average number of shares outstanding – diluted	2,459,169	678,631	2,351,587	662,237
Weighted average number of shares outstanding – basic and diluted (Note 16)					673,203	611,900